Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended		126 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			25.34%	14.54%		14.23%
The U.S. Equity Portfolio | The U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.90%	13.12%		12.27%
The U.S. Equity Portfolio | The U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.29%	11.35%		11.12%
The U.S. Equity Portfolio | MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.08%	14.56%		13.08%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			22.07%	13.69%		13.88%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.47%	9.52%		10.11%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.79%	9.91%		10.24%
The Institutional U.S. Equity Portfolio | MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.08%	14.56%		13.08%
The ESG Growth Portfolio | The ESG Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			17.79%	10.65%			9.14%
Performance Inception Date		Jul. 14, 2015
The ESG Growth Portfolio | The ESG Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.36%	9.96%			8.27%
The ESG Growth Portfolio | The ESG Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.82%	8.33%			7.23%
The ESG Growth Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.19%	11.70%			10.64%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			19.95%	11.64%	11.97%
Performance Inception Date		Jan. 12, 2016
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.54%	9.44%	9.89%
The Catholic SRI Growth Portfolio | The Catholic SRI Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.08%	8.92%	9.27%
The Catholic SRI Growth Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.19%	11.70%	12.62%
The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			3.38%	5.17%		5.26%
The International Equity Portfolio | The International Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.90%	4.61%		4.45%
The International Equity Portfolio | The International Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.69%	4.14%		4.13%
The International Equity Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.35%	5.24%		5.71%
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			3.83%	4.07%		4.79%
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.86%	2.93%		3.55%
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.64%	2.99%		3.54%
The Institutional International Equity Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.35%	5.24%		5.71%
The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			6.91%	1.52%		2.91%
The Emerging Markets Portfolio | The Emerging Markets Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.98%	1.04%		2.42%
The Emerging Markets Portfolio | The Emerging Markets Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.60%	1.26%		2.33%
The Emerging Markets Portfolio | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%	2.10%		4.04%
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			1.21%	(0.46%)		1.26%
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.25%)	(1.68%)		0.10%
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.71%	(0.80%)		0.50%
The Core Fixed Income Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)		1.35%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.56%	5.84%		5.70%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.81%	3.99%		3.52%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.05%	3.77%		3.43%
The Corporate Opportunities Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)		1.35%
The Corporate Opportunities Portfolio | Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.77%	3.90%		4.97%
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			1.60%	0.76%		0.97%
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.56%	0.73%		0.95%
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.90%	0.91%		1.04%
The Short-Term Municipal Bond Portfolio | Bloomberg 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.52%	1.25%		1.30%
The Short-Term Municipal Bond Portfolio | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	0.99%		2.25%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			1.37%	0.90%		1.64%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.37%	0.88%		1.62%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.95%	1.14%		1.72%
The Intermediate Term Municipal Bond Portfolio | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	0.99%		2.25%
The Intermediate Term Municipal Bond Portfolio | Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged (reflects no deduction for fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[2]		0.69%	0.99%		1.89%

[1]	Effective at the close of business August 17, 2020, the Portfolio changed its principal investment strategy to invest in a mix of equity and fixed income securities issued by corporations. See "About Benchmarks and Index Investing" for a description of the indexes.
[2]	See "About Benchmarks and Index Investing" for a description of the indexes.